Cover Page	Aug. 19, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 19, 2024
Entity Registrant Name	BOWFLEX INC.
Entity Incorporation, State or Country Code	WA
Entity File Number	001-31321
Entity Tax Identification Number	94-3002667
Entity Address, Address Line One	2114 Main Street, Suite 100-341
Entity Address, City or Town	Vancouver
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98660
City Area Code	(360)
Local Phone Number	585-8592
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0001078207
Amendment Flag	false